General (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 21, 2022	Mar. 31, 2023	Mar. 31, 2022	Jan. 31, 2022
General (Details) [Line Items]
Total consideration			$ 21
Installment amount		$ 21
Common Stock [Member]
General (Details) [Line Items]
Aggregate shares of common stock	100
Maple Heights GP, LLC [Member]
General (Details) [Line Items]
Shareholders interest				50.00%